Share-based Compensation - Class B interests (Details) - Class B interests - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation
Expense recognized	$ 33,300,000		$ 0
Time based vesting
Share-based Compensation
Vesting period	4 years	4 years
East MIP
Share-based Compensation
Expense recognized	$ 12,400,000		$ 0
East MIP | Time based vesting
Share-based Compensation
Vesting period	4 years	4 years
Number of interests vested	0		0
Virtu Financial, LLC and subsidiaries | Time based vesting
Share-based Compensation
Vesting period			4 years	4 years	4 years
Number of interests vested			0	0
Expense recognized			$ 0	$ 0
Members interests granted (in shares)			0
Virtu Financial, LLC and subsidiaries | East MIP | Time based vesting
Share-based Compensation
Vesting period			4 years
Number of interests vested			0	0
Expense recognized			$ 0	$ 0